Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 1,470
Charge for the year	325	$ 306	$ 319
Impairment	(9)	(31)	(30)
Property, plant and equipment at end of period	1,422	1,470
Reconciliation of changes in property, plant and equipment
Contractual commitments for acquisition of property, plant and equipment	15	12
Disclosure of quantitative information about leases for lessee [abstract]
Depreciation charge in the year	(54)	(54)	(56)
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,242	4,024
Exchange adjustment	(94)	43
Additions	341	379
Disposals	(185)	(180)
Impairment	(12)	(5)
Reclassifications		4
Transfers	(8)	(23)
Property, plant and equipment at end of period	4,284	4,242	4,024
Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,772)	(2,569)
Exchange adjustment	71	(27)
Charge for the year	325	306
Disposals	161	160
Impairment	3	(26)
Reclassifications		(4)
Property, plant and equipment at end of period	$ (2,862)	(2,772)	(2,569)
Property, plant and equipment other than buildings | Minimum
Reconciliation of changes in property, plant and equipment
Useful lives, property, plant and equipment	3 years
Property, plant and equipment other than buildings | Maximum
Reconciliation of changes in property, plant and equipment
Useful lives, property, plant and equipment	20 years
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 453
Property, plant and equipment at end of period	418	453
Right-of-use assets	137	157
Disclosure of quantitative information about leases for lessee [abstract]
Opening Balance	157
Exchange Adjustment	(5)
Additions	25
Depreciation charge in the year	(41)
Impairment	1
Net book value at 31 December	137	157
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	795	726
Exchange adjustment	(15)	8
Additions	28	69
Disposals	(25)	(39)
Reclassifications		4
Transfers	6	27
Property, plant and equipment at end of period	789	795	726
Land and buildings | Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(342)	(284)
Exchange adjustment	8	(4)
Charge for the year	66	63
Disposals	24	34
Impairment	5	(21)
Reclassifications		(4)
Property, plant and equipment at end of period	(371)	(342)	(284)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	37
Property, plant and equipment at end of period	$ 37	37
Buildings | Minimum
Reconciliation of changes in property, plant and equipment
Useful lives, property, plant and equipment	20 years
Buildings | Maximum
Reconciliation of changes in property, plant and equipment
Useful lives, property, plant and equipment	50 years
Instruments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 392
Property, plant and equipment at end of period	433	392
Instruments | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,844	1,710
Exchange adjustment	(61)	10
Additions	225	211
Disposals	(84)	(88)
Transfers		1
Property, plant and equipment at end of period	1,924	1,844	1,710
Instruments | Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,452)	(1,366)
Exchange adjustment	51	(8)
Charge for the year	163	154
Disposals	73	76
Impairment		(1)
Transfers		1
Property, plant and equipment at end of period	(1,491)	(1,452)	(1,366)
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	455
Property, plant and equipment at end of period	449	455
Right-of-use assets	36	28
Disclosure of quantitative information about leases for lessee [abstract]
Opening Balance	28
Exchange Adjustment	(1)
Additions	22
Depreciation charge in the year	(13)
Net book value at 31 December	36	28
Other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,433	1,332
Exchange adjustment	(18)	21
Additions	35	29
Disposals	(69)	(51)
Transfers	68	102
Property, plant and equipment at end of period	1,449	1,433	1,332
Other | Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(978)	(919)
Exchange adjustment	12	(15)
Charge for the year	96	89
Disposals	64	50
Impairment	(2)	(4)
Transfers		(1)
Property, plant and equipment at end of period	(1,000)	(978)	(919)
Assets in course of construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	170
Property, plant and equipment at end of period	122	170
Assets in course of construction | Software
Disclosure of detailed information about property, plant and equipment [line items]
Transfers	(8)	(23)
Assets in course of construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	170	256
Exchange adjustment		4
Additions	53	70
Disposals	(7)	(2)
Impairment	(12)	(5)
Transfers	(82)	(153)
Property, plant and equipment at end of period	$ 122	$ 170	$ 256